Related parties (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Associates and joint ventures
Disclosure of transactions between related parties [line items]
Assets	€ 10,497	€ 10,257	€ 9,386
Liabilities	2,480	3,611	3,405
Income statement	1,698	1,357	1,265
Interest income	427	189	90
Interest expense	(149)	(60)	(13)
Gains/losses on financial assets and liabilities and others	43	(225)	(32)
Commission income	1,499	1,541	1,268
Commission expense	(122)	(88)	(48)
Other	4,189	3,535	3,965
Financial guarantees granted and Others	10	11	11
Loan commitments and Other commitments granted	274	201	314
Derivative financial instruments	3,905	3,323	3,640
Associates and joint ventures | Financial liabilities: credit institutions
Disclosure of transactions between related parties [line items]
Liabilities	463	938	867
Associates and joint ventures | Financial liabilities: customers
Disclosure of transactions between related parties [line items]
Liabilities	1,727	2,301	2,464
Associates and joint ventures | Marketable debt securities
Disclosure of transactions between related parties [line items]
Liabilities	0	0	0
Associates and joint ventures | Others
Disclosure of transactions between related parties [line items]
Liabilities	290	372	74
Associates and joint ventures | Cash, cash balances at central banks and other deposits on demand
Disclosure of transactions between related parties [line items]
Assets	154	227	131
Associates and joint ventures | Loans and advances: credit institutions
Disclosure of transactions between related parties [line items]
Assets	405	489	437
Associates and joint ventures | Loans and advances: customers
Disclosure of transactions between related parties [line items]
Assets	9,275	8,822	8,148
Associates and joint ventures | Debt securities
Disclosure of transactions between related parties [line items]
Assets	391	463	496
Associates and joint ventures | Others
Disclosure of transactions between related parties [line items]
Assets	272	256	174
Members of the board of directors
Disclosure of transactions between related parties [line items]
Assets	0	0	0
Liabilities	14	11	8
Income statement	0	0	0
Interest income	0	0	0
Interest expense	0	0	0
Gains/losses on financial assets and liabilities and others	0	0	0
Commission income	0	0	0
Commission expense	0	0	0
Other	3	2	2
Financial guarantees granted and Others	2	1	1
Loan commitments and Other commitments granted	1	1	1
Derivative financial instruments	0	0	0
Members of the board of directors | Financial liabilities: credit institutions
Disclosure of transactions between related parties [line items]
Liabilities	0	0	0
Members of the board of directors | Financial liabilities: customers
Disclosure of transactions between related parties [line items]
Liabilities	14	11	8
Members of the board of directors | Marketable debt securities
Disclosure of transactions between related parties [line items]
Liabilities	0	0	0
Members of the board of directors | Others
Disclosure of transactions between related parties [line items]
Liabilities	0	0	0
Members of the board of directors | Cash, cash balances at central banks and other deposits on demand
Disclosure of transactions between related parties [line items]
Assets	0	0	0
Members of the board of directors | Loans and advances: credit institutions
Disclosure of transactions between related parties [line items]
Assets	0	0	0
Members of the board of directors | Loans and advances: customers
Disclosure of transactions between related parties [line items]
Assets	0	0	0
Members of the board of directors | Debt securities
Disclosure of transactions between related parties [line items]
Assets	0	0	0
Members of the board of directors | Others
Disclosure of transactions between related parties [line items]
Assets	0	0	0
Senior Management
Disclosure of transactions between related parties [line items]
Assets	12	13	14
Liabilities	5	11	11
Income statement	0	0	0
Interest income	0	0	0
Interest expense	0	0	0
Gains/losses on financial assets and liabilities and others	0	0	0
Commission income	0	0	0
Commission expense	0	0	0
Other	2	2	2
Financial guarantees granted and Others	1	1	1
Loan commitments and Other commitments granted	1	1	1
Derivative financial instruments	0	0	0
Senior Management | Financial liabilities: credit institutions
Disclosure of transactions between related parties [line items]
Liabilities	0	0	0
Senior Management | Financial liabilities: customers
Disclosure of transactions between related parties [line items]
Liabilities	5	11	11
Senior Management | Marketable debt securities
Disclosure of transactions between related parties [line items]
Liabilities	0	0	0
Senior Management | Others
Disclosure of transactions between related parties [line items]
Liabilities	0	0	0
Senior Management | Cash, cash balances at central banks and other deposits on demand
Disclosure of transactions between related parties [line items]
Assets	0	0	0
Senior Management | Loans and advances: credit institutions
Disclosure of transactions between related parties [line items]
Assets	0	0	0
Senior Management | Loans and advances: customers
Disclosure of transactions between related parties [line items]
Assets	12	13	14
Senior Management | Debt securities
Disclosure of transactions between related parties [line items]
Assets	0	0	0
Senior Management | Others
Disclosure of transactions between related parties [line items]
Assets	0	0	0
Other related parties
Disclosure of transactions between related parties [line items]
Assets	186	455	384
Liabilities	150	109	197
Income statement	11	2	1
Interest income	9	1	1
Interest expense	(1)	0	0
Gains/losses on financial assets and liabilities and others	0	0	0
Commission income	3	1	0
Commission expense	0	0	0
Other	1,094	79	76
Financial guarantees granted and Others	861	23	17
Loan commitments and Other commitments granted	9	13	13
Derivative financial instruments	224	43	46
Other related parties | Financial liabilities: credit institutions
Disclosure of transactions between related parties [line items]
Liabilities	0	0	0
Other related parties | Financial liabilities: customers
Disclosure of transactions between related parties [line items]
Liabilities	150	109	197
Other related parties | Marketable debt securities
Disclosure of transactions between related parties [line items]
Liabilities	0	0	0
Other related parties | Others
Disclosure of transactions between related parties [line items]
Liabilities	0	0	0
Other related parties | Cash, cash balances at central banks and other deposits on demand
Disclosure of transactions between related parties [line items]
Assets	0	0	0
Other related parties | Loans and advances: credit institutions
Disclosure of transactions between related parties [line items]
Assets	0	0	0
Other related parties | Loans and advances: customers
Disclosure of transactions between related parties [line items]
Assets	185	455	384
Other related parties | Debt securities
Disclosure of transactions between related parties [line items]
Assets	1	0	0
Other related parties | Others
Disclosure of transactions between related parties [line items]
Assets	€ 0	€ 0	€ 0